Condensed Balance Sheets (Parenthetical) - $ / shares	Feb. 28, 2022	May 31, 2021	May 31, 2020
Common Stock, Par Value (in Dollars Per Share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common Stock, Shares Issued	553,024,616	537,774,616	537,774,616
Common Stock, Shares Outstanding	553,024,616	537,774,616	537,774,616
Series A Preferred Stock [Member]
Preferred Stock, Par Value (in Dollars Per Share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	2,000,000	2,000,000	2,000,000
Preferred Stock, Shares Issued	1,940,153	1,940,153	1,940,153
Preferred Stock, Shares Outstanding	1,940,153	1,940,153	1,940,153
Series B Preferred Stock [Member]
Preferred Stock, Par Value (in Dollars Per Share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	150,000	150,000	150,000
Preferred Stock, Shares Issued	150,000	150,000	150,000
Preferred Stock, Shares Outstanding	150,000	150,000	150,000
Series C preferred stock [Member]
Preferred Stock, Par Value (in Dollars Per Share)	$ 1.00	$ 1.00	$ 1.00
Preferred Stock, Shares Authorized	250,000	250,000	250,000
Preferred Stock, Shares Issued	250,000	250,000	250,000
Preferred Stock, Shares Outstanding	250,000	250,000	250,000
Series D Preferred Stock [Member]
Preferred Stock, Par Value (in Dollars Per Share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	6,000,000	6,350,000	6,350,000
Preferred Stock, Shares Outstanding	6,000,000	6,350,000	6,350,000
Series E Preferred Stock [Member]
Preferred Stock, Par Value (in Dollars Per Share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	15,000,000	15,000,000	15,000,000
Preferred Stock, Shares Issued	14,989,500	14,989,500	14,989,500
Preferred Stock, Shares Outstanding	14,989,500	14,989,500	14,989,500